Quaker Strategic Growth Fund
Quaker Strategic Growth Fund
INVESTMENT OBJECTIVES
The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 32 of the Fund’s Prospectus and in the “Shareholder Information” section on page 43 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Quaker Strategic Growth Fund	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quaker Strategic Growth Fund	Class A	Class C	Institutional Class
Management Fees	1.04%	1.04%	1.04%
Distribution (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.95%	0.95%	0.95%
Shareholder Servicing Fees	0.10%	0.10%	0.10%
Dividends on Short Position	none	none	none
Total Other Expenses	1.05%	1.05%	1.05%
Total Annual Fund Operating Expenses	2.34%	3.09%	2.09%
Fee Waiver and/or Expense Reimbursement	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.22%	2.97%	1.97%

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Quaker Strategic Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	763	1,229	1,721	3,070
Class C	300	943	1,610	3,393
Institutional Class	200	643	1,113	2,411

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the Fund’s sub-adviser, Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stocks. The Fund invests at least 65% of its total assets in the common stock of companies without regard to market capitalization.

•	Growth Stocks. The Fund invests its assets in equity securities of companies which the Fund’s Sub-adviser believes will provide a higher total return than that of the index.

•	Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

•	Large-Cap Securities. The Fund seeks to invest in large-capitalization equities.

•	Portfolio Turnover. The Fund’s Sub-Adviser employs turnover to respond to changes in the marketplace.

PRINCIPAL INVESTMENT RISKS
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

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Growth Risk.  There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

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Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

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Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

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Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

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Quantitative Risk. The Sub-adviser’s portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. The Sub-adviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the Sub-adviser. The Sub-adviser makes reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the Fund. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period of time. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the Sub-adviser has a number of controls and business continuity measures in place designed to assure that the portfolio construction process for the Fund operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, the Sub-adviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the Sub-adviser had not adjusted or deviated from the models.

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Real Estate Investments Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. In addition to risks associated with investing in real estate securities, Real Estate Investment Trusts (“REITs”) are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

PAST PERFORMANCE
The following bar chart displays the annual return of the Fund over the past ten years.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Fund performance shown does not reflect Class A Shares sales charges.  Performance would be lower if sales charges were included.  Past performance does not guarantee or predict future results.

Annual Total Returns – Class A Shares as of December 31, 2016

Highest Performing Quarter: 14.39% in 2nd quarter of 2008 Lowest Performing Quarter: -30.69% in 3rd quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2017 was 3.95%.
Average Annual Total Returns as of December 31, 2016
The table shows the risks of investing in the Fund by illustrating how the average annual returns for 1-year, 5-years and 10-years for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.

In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.  Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.

Average Annual Returns - Quaker Strategic Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(3.02%)	10.48%	3.70%	Nov. 25, 1996
Class C	Class C Return Before Taxes	1.87%	10.92%	3.52%	Jul. 11, 2000
Institutional Class	Institutional Class Return Before Taxes	2.88%	12.01%	4.54%	Jul. 20, 2000
After Taxes on Distributions | Class A	Class A Return After Taxes on Distributions	(3.02%)	10.48%	3.12%
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	(1.71%)	8.34%	2.75%
S&P 500® Total Return Index	S&P 500® Total Return Index	11.96%	14.66%	6.95%